Interim Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable | $	$ 1,337		$ 1,127
Ordinary shares, par value | ₪ / shares		₪ 3		₪ 3
Ordinary shares, authorized	16,000,000		16,000,000
Ordinary shares, issued	8,131,988		8,059,094
Ordinary shares, outstanding	8,131,988		8,059,094